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EATON VANCE
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                                                                       EDUCATION
                                                           [Photo of Brick Wall]

Semiannual Report June 30, 1999

[Photo of highway at night]

                                      THE
                                 MASSACHUSETTS
                                    HEALTH &
                                   EDUCATION
                                   TAX-EXEMPT
                                     TRUST

[Daytime photo of Boston skyline and waterfront]

The Massachusetts Health & Education Tax-Exempt Trust as of June 30,1999

INVESTMENT UPDATE

------------------------------

[Photo of Robert B. MacIntosh]

------------------------------

Robert B. MacIntosh
Portfolio Manager


INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------

THE ECONOMY
o The Massachusetts economy continued its strong momentum in the first half of 1999. The June unemployment rate was 3.1%, below the national rate for the 52nd consecutive month. Financial services, retail trade and technology were again among the largest sources of new jobs.

o The construction sector added significantly to employment in the Commonwealth. Residential and commercial building has been aided by a strong housing market and large commercial projects like Boston's Central Artery and Seaport projects.

o Massachusetts tax revenues continued to reflect the strong state economy in the first half of 1999, according to the Department of Revenue and Taxation. Tax revenue growth was especially strong in calendar year 1998, rising 9.7%, led by a 13.0% increase in individual income tax collections.

THE TRUST
-------------------------------------------------------------------------------
MANAGEMENT DISCUSSION

o Education bonds have played a leading role in the Trust's investment strategy. Among the institutions benefiting from the Trust's investment were Boston College, Northeastern University, Wheaton College, Clark University and Springfield College.

o Insured* bonds constituted a significant portion of the Trust's holdings, 37.6% at June 30. These bonds represented high quality investments and afforded an excellent source of liquidity, enabling the Trust to respond quickly to changing market conditions.

o Hospital bonds were well-represented in the Trust. With recent restructurings and mergers transforming the Massachusetts hospital sector, the Trust has focused on financially sound institutions that are equipped to perform in a competitive environment.

PERFORMANCE FOR THE PAST SIX MONTHS

o Based on share price, the Trust had a total return of -5.49% for the six months ended June 30, 1999. That return was the result of a decrease in share price from $14.875 on December 31, 1998 to $13.688 on June 30, 1999, and the reinvestment of all distributions.

o Based on net asset value, the Trust had a total return of -1.96% for the six months ended June 30, 1999. That return was the result of a decrease in net asset value from $14.06 on December 31, 1998 to $13.42 on June 30, 1999, and the reinvestment of all distributions.

o Based on the most recent dividend and a share price of $13.688 the Trust had a current yield of 5.44% at June 30, 1999.(1)

o On June 30, 1999, the Trust's closing share price on the American Stock Exchange was $13.688, representing a 2.0% premium to the Trust's net asset value.

RATING DISTRIBUTION(2)
--------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

                  AAA                           40.1%
                  BBB                           22.4%
                  Non-Rated+                    14.9%
                  AA                            13.3%
                  A                              9.3%

--------------------------------------------------------------------------------
SHARES OF THE TRUST ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL CHANGE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRUST INFORMATION
AS OF JUNE 30, 1999

PERFORMANCE(3)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------------------------
One Year                                              1.38%
Five Years                                            7.68
Life of Trust (7/30/93)                               5.11

AVERAGE ANNUAL TOTAL RETURNS (BY MARKET VALUE, AMERICAN STOCK EXCHANGE)
--------------------------------------------------------------------------------
One Year                                              4.04%
Five Years                                            6.90
Life of Trust (7/30/93)                               4.22

TRUST OVERVIEW(2)
--------------------------------------------------------------------------------

Number of Issues                                        48
Average Maturity                                 20.0 Yrs.
Effective Maturity                               10.5 Yrs.
Average Rating                                          A+
Average Call                                      5.4 Yrs.
Average Dollar Price                               $104.67

(1) The Trust's current yield is calculated by dividing the last distribution per share (annualized) by the share price.
(2) Rating Distribution is determined by dividing the total market value of the holdings by the total investments of the Trust. Rating Distribution and Trust Overview are subject to change.
(3) Returns are historical and are calculated by determining the percentage change in net asset value and share price with all distributions reinvested.
  * Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.
  + In the opinion of management, 12% of the 14.9% non-rated portion of the Trust represents bonds that, if rated, would warrant an investment-grade (BBB or higher) rating.
    Past performance is no guarantee of future results. Investment return and market price will fluctuate so that shares, when sold, may be worth more or less than their original cost.

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1999

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%

RATINGS (UNAUDITED)                PRINCIPAL
---------------------------------- AMOUNT
                 STANDARD          (000
MOODY'S          & POOR'S          OMITTED)  SECURITY                                            VALUE
------------------------------------------------------------------------------------------------------------

EDUCATION -- 17.8%
------------------------------------------------------------------------------------------------------------
NR               BBB-              $  750    Massachusetts DFA, Eastern Nazarene College,
                                             5.625, 4/1/29                                       $   705,982

Baa2             BBB                  650    Massachusetts DFA, Suffolk University 5.75%,
                                             07/01/19                                                645,424

Baa2             NR                   250    Massachusetts DFA, Xaverian Brothers High
                                             School 5.65%, 07/01/29                                  244,523

NR               NR                 1,700    Massachusetts HEFA, Wheaton College,
                                             6.00%, 1/1/18                                         1,648,337

A3               A-                 1,500    Massachusetts IFA, Clark University,
                                             7.00%, 7/1/12                                         1,588,245

Baa1             BBB                2,110    Massachusetts IFA, Springfield College,
                                             5.625%, 9/15/10                                       2,106,329

Baa1             NR                   400    Massachusetts IFA, Wentworth Inst of Tech,
                                             5.75%, 10/1/28                                          388,124
------------------------------------------------------------------------------------------------------------
                                                                                                 $ 7,326,964
------------------------------------------------------------------------------------------------------------

ESCROWED -- 13.8%
------------------------------------------------------------------------------------------------------------

Aaa              AAA               $1,380    Massachusetts HEFA, Boston College, (FGIC),
                                             6.625%, 7/1/21                                      $ 1,471,936

Baa3             NR                 1,000    Massachusetts HEFA, Milford-Whitinsville
                                             Hospital, 7.75%, 7/15/17                              1,115,990

Aaa              NR                   800    Massachusetts HEFA, Sisters of Providence
                                             Hospital, 6.625%, 11/15/22                              874,984

Aaa              AAA                  750    Massachusetts HEFA, University Hospital,
                                             (MBIA), 7.25%, 7/1/19                                   792,083

A1               AA-                1,000    Massachusetts IFA, College of the Holy Cross,
                                             6.45%, 1/1/12                                         1,070,090

Aaa              NR                   160    Massachusetts Turnpike Authority, 5.00%, 1/1/20         155,502

Aaa              AAA                  200    Massachusetts Turnpike Authority, (MBIA),
                                             5.00%, 1/1/20                                           194,378
------------------------------------------------------------------------------------------------------------
                                                                                                 $ 5,674,963
------------------------------------------------------------------------------------------------------------

GENERAL OBLIGATIONS -- 2.6%
------------------------------------------------------------------------------------------------------------

Aa3              AA+               $1,000    Massachusetts Water Pollution Abatement
                                             Trust, 6.375%, 2/1/15                               $ 1,085,140
------------------------------------------------------------------------------------------------------------

HOSPITALS -- 20.1%
------------------------------------------------------------------------------------------------------------

NR               NR                $2,145    Massachusetts HEFA, Atlanticare Medical
                                             Center, 8.00%, 12/1/13                              $ 2,438,758

NR               BBB+                 750    Massachusetts HEFA, Cape Cod Health,
                                             5.45%, 11/15/23                                         715,448

Baa2             BBB                  750    Massachusetts HEFA, Caritos Christi Obl.
                                             Group, 5.625%, 7/1/20                                   720,990

Baa3             NR                   250    Massachusetts HEFA, Central New England
                                             Health, 6.125%, 8/1/13                                  252,445

Baa3             NR                   175    Massachusetts HEFA, Central New England
                                             Health, 6.30%, 8/1/18                                   177,811

Aa2              AA+                1,500    Massachusetts HEFA, Daughters of Charity,
                                             6.10%, 7/1/14                                         1,575,255

Baa2             BBB-                 220    Massachusetts HEFA, Milford-Whitinsville,
                                             5.375%, 7/15/28                                         202,607

NR               BBB-                 400    Massachusetts HEFA, North Adams Hospital,
                                             6.625%, 7/1/18                                          422,892

A2               A                    750    Massachusetts HEFA, South Shore Hospital,
                                             5.75%, 07/01/29                                         747,337

Aa2              NR                 1,000    Massachusetts HEFA, Youville House,
                                             6.25%, 2/15/41                                        1,042,870
------------------------------------------------------------------------------------------------------------

                                                                                                 $ 8,296,413
------------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.7%
------------------------------------------------------------------------------------------------------------

A3               A                 $1,500    Massachusetts IFA, General Motors,
                                             5.55%, 4/1/09                                       $ 1,513,590
------------------------------------------------------------------------------------------------------------

INSURED EDUCATION -- 11.1%
------------------------------------------------------------------------------------------------------------

Aaa              AAA               $   40    Massachusetts HEFA, Boston College, (FGIC),
                                             6.625%, 7/1/21                                      $    42,461

Aaa              AAA                1,765    Massachusetts HEFA, Northeastern University,
                                             (MBIA), 6.55%, 10/1/22                                1,899,563

Baa              AAA                1,000    Massachusetts HEFA, Suffolk University,
                                             (CLEE), 6.25%, 7/1/12                                 1,055,290

Aaa              AAA                1,000    Massachusetts HEFA, Tufts University, (FGIC),
                                             5.95%, 8/15/18                                        1,030,890

NR               AAA                  515    Massachusetts IFA, Assumption College,
                                             (CLEE), 6.00%, 7/1/26                                   534,385
------------------------------------------------------------------------------------------------------------

                                                                                                 $ 4,562,589
------------------------------------------------------------------------------------------------------------

INSURED HOSPITALS -- 18.5%
------------------------------------------------------------------------------------------------------------

Aaa              AAA               $1,725    Massachusetts HEFA, Addison Gilbert Hospital,
                                             (MBIA), 5.75%, 7/1/23                               $ 1,744,594

Aaa              AAA                  800    Massachusetts HEFA, Baystate Medical Center,
                                             (FSA), 6.00%, 7/1/26                                    833,000

Aaa              AAA                1,000    Massachusetts HEFA, Berkshire Health System,
                                             (MBIA), 6.00%, 10/1/19                                1,039,100

Aaa              AAA                1,250    Massachusetts HEFA, Dana Farber Cancer
                                             Institute, (FGIC), 6.00%, 12/1/10                     1,335,513

Aaa              AAA                  500    Massachusetts HEFA, Mt. Auburn Hospital,
                                             (MBIA), 6.25%, 8/15/14                                  535,795

Aaa              AAA                1,000    Massachusetts HEFA, North Shore Medical
                                             Center, (MBIA), 5.625%, 7/1/14                        1,016,990

NR               AAA                  595    Massachusetts HEFA, Valley Regional Health
                                             System, (CLEE), 5.75%, 7/1/18                           605,793

NR               AAA                  500    Massachusetts HEFA, Winchester Hospital,
                                             (CLEE), 5.80%, 7/1/09                                   525,135
------------------------------------------------------------------------------------------------------------

                                                                                                 $ 7,635,920
------------------------------------------------------------------------------------------------------------

INSURED TRANSPORTATION -- 1.1%
------------------------------------------------------------------------------------------------------------

Aaa              AAA               $  500    Massachusetts Turnpike Auth Rev, (AMBAC),
                                             5.00%, 1/1/39                                       $   456,520
------------------------------------------------------------------------------------------------------------

INSURED SPECIAL TAX -- 0.9%
------------------------------------------------------------------------------------------------------------

NR               AAA               $  420    Puerto Rico IFA, (AMBAC), Variable Rate,
                                             07/01/28                                            $   358,071
------------------------------------------------------------------------------------------------------------

LIFE CARE -- 0.8%
------------------------------------------------------------------------------------------------------------

NR               NR                $  350    Massachusetts IFA, Forge Hill,
                                             6.75%, 04/1/30                                      $   324,079
------------------------------------------------------------------------------------------------------------

MISCELLANEOUS -- 1.4%
------------------------------------------------------------------------------------------------------------

NR               BBB+              $  625    Massachusetts DFA, YMCA of Greater Boston,
                                             5.45%, 11/1/28                                      $   592,594
------------------------------------------------------------------------------------------------------------

NURSING HOME -- 2.0%
------------------------------------------------------------------------------------------------------------

NR               NR                $  750    Massachusetts IFA, Age Institute of
                                             Massachusetts, 8.05%, 11/1/25                       $   824,483
------------------------------------------------------------------------------------------------------------

SOLID WASTE -- 2.3%
------------------------------------------------------------------------------------------------------------

NR               BBB               $  500    Massachusetts Development Res Recovery Ogden
                                             Haverhill, 5.50%, 12/1/19                           $   474,145

NR               BBB                  500    Massachusetts IFA, Res Recovery Ogden
                                             Haverhill, 5.60%, 12/1/19                               480,015
------------------------------------------------------------------------------------------------------------

                                                                                                 $   954,160
------------------------------------------------------------------------------------------------------------

SPECIAL TAX -- 2.2%
------------------------------------------------------------------------------------------------------------

NR               NR              $  1,000    Puerto Rico IFA, Variable Rate,
                                             07/01/28                                            $   901,700
------------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.7%
------------------------------------------------------------------------------------------------------------

NR               AA-               $  830    Massachusetts Bay Transportation Authority,
                                             Variable Rate, 3/1/27                               $   707,060
------------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 100%
  (identified cost $39,405,318)                                                                  $41,214,246
------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO:

1. Portfolio Overview (Unaudited):
     Number of Issues                                                                                48
     Average Maturity (Years)                                                                     20.0 Yrs.
     Effective Maturity (Years)                                                                   10.5 Yrs.
     Average Call (Years)                                                                          5.4 Yrs.
     Duration (Years)                                                                              7.2 Yrs.
     Average Rating                                                                                  A+

2. Massachusetts HEFA Securities - At June 30, 1999, the Trust held securities issued by health and educational obligators with a value of $34,295,531 (representing 83.2% of total investments).

3. Insured Investments - The Trust invests primarily in debt securities issued by the Commonwealth of
   Massachusetts and its municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 1999, 37.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The Trust's insured securities by financial institution are as follows:

                                                                                          PERCENTAGE
                                                                                           OF TOTAL
                                                                VALUE                     INVESTMENTS
------------------------------------------------------------------------------------------------------
Municipal Bond Insurance Association (MBIA)                     $ 7,222,503                      17.5%
Financial Guaranty Insurance Company (FGIC)                       3,880,800                       9.5%
College Construction Loan Insurance Corporation
(CLEE)                                                            2,720,603                       6.6%
Financial Security Assurance Incorporated (FSA)                     833,000                       2.0%
AMBAC Financial Group Inc. (AMBAC)                                  814,591                       2.0%
------------------------------------------------------------------------------------------------------
    Total Insured Securities                                    $15,471,497                      37.6%
------------------------------------------------------------------------------------------------------
4. Summary of Ratings (Unaudited):

                                                                                         PERCENTAGE OF
                                               NUMBER                                        TOTAL
RATINGS                                      OF ISSUES            VALUE                   INVESTMENTS
------------------------------------------------------------------------------------------------------

AAA/Aaa                                          20                $16,501,983                   40.1%
AA/Aa                                             5                  5,480,415                   13.3%
A/A                                               3                  3,849,172                    9.3%
BBB/Baa                                          15                  9,245,319                   22.4%
NR                                                5                  6,137,357                   14.9%
------------------------------------------------------------------------------------------------------
    Total                                        48                $41,214,246                  100.0%
------------------------------------------------------------------------------------------------------

   The ratings indicated are the most recent Moody's and Standard & Poor's ratings believed to be available at June 30, 1999. NR indicates no rating is available for the security. Ratings are generally ascribed to securities at time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no responsibility to do so, and the ratings indicated do not necessarily represent ratings the agencies would ascribe to these securities at June 30, 1999.

5. Private Placement Securities - Information relating to the initial acquisition and market valuation of private placement securities is presented below:

                                                                      ACQUISITION                PERCENTAGE
                                                                         COST          VALUE    OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Massachusetts HEFA, Atlanticare Medical Center "AMC"
  (acquired 12/15/93)                                                  $2,450,000    $2,438,758     6.0%
Massachusetts HEFA, Wheaton College (acquired 1/12/98)                  1,750,000     1,648,337     4.0%
Massachusetts Bay Transportation Authority, "MBTA" (acquired 2/11/99)     798,875       707,060     1.7%
Puerto Rico IFA (acquired 4/8/99)                                       1,010,080       901,700     2.2%
Puerto Rico IFA Residuals (AMBAC) (acquired 6/10/99)                      374,364       358,071     0.9%
------------------------------------------------------------------------------------------------------------
    Total                                                                            $6,053,926    14.8%
------------------------------------------------------------------------------------------------------------

   AMC, MBTA and Puerto Rico have no publicly offered securities of the same class as the private placement security held by the Trust. Wheaton College has outstanding publicly offered securities of the same class as the private placement security held by the Trust. The Trust will bear the costs, if any, relating to the disposition of the private placement securities, including costs associated with registering the securities under the Securities Act of 1933, if necessary.

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1999

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1999

Assets
-------------------------------------------------------------------------------

Total Investments, at value (identified cost, $39,405,318)          $41,214,246
Interest receivable                                                     868,807
Receivable from the Administrator (Note 4)                                1,907
Other assets                                                                509
-------------------------------------------------------------------------------
Total assets                                                        $42,085,469
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Due to Bank                                                         $   263,373
Payable for securities purchased                                        744,132
Accrued expenses and other liabilities                                   45,749
-------------------------------------------------------------------------------
Total liabilities                                                   $ 1,053,254
-------------------------------------------------------------------------------
Net Assets                                                          $41,032,215
-------------------------------------------------------------------------------

Net Assets Were Comprised of:
-------------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par value; 400 shares authorized,
  200 shares issued and outstanding at $50,000 per share
  liquidation preference (Note 2)                                   $10,000,000
Common Shares, $0.01 par value; unlimited number of shares
  authorized, 2,313,199 shares issued and outstanding                    23,132
Additional paid-in capital                                           32,023,962
Accumulated net realized loss from investment transactions           (2,873,326)
Undistributed net investment income                                      49,519
Unrealized appreciation of investments                                1,808,928
-------------------------------------------------------------------------------

Net Assets                                                          $41,032,215
-------------------------------------------------------------------------------
Net Assets applicable to preferred shareholders:
  Auction Preferred Shares at liquidation value                     $10,000,000
  Cumulative undeclared dividends                                             0
-------------------------------------------------------------------------------
                                                                    $10,000,000

Net Assets applicable to common shareholders                        $31,032,215
-------------------------------------------------------------------------------

Total                                                               $41,032,215
-------------------------------------------------------------------------------

Net Asset Value Per Common Share
-------------------------------------------------------------------------------

($31,032,215 / 2,313,199 common shares issued and outstanding)      $     13.42
-------------------------------------------------------------------------------

                       See notes to financial statements

Statement of Operations

For the Six Months Ended
June 30, 1999

Investment Income
-------------------------------------------------------------------------------

Interest income                                                     $ 1,224,980
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Investment advisory fee (Note 4)                                    $    73,079
Administration fee (Note 4)                                              31,320
Trustees fees (Note 4)                                                   14,876
Custodian and transfer agent fees (Note 1)                               29,845
Legal and accounting services                                            20,283
Preferred share remarketing agent fee                                    12,397
Printing and postage                                                     10,017
Exchange membership fees                                                  3,720
Preferred shares auction agent fees                                       2,628
Miscellaneous                                                             4,512
-------------------------------------------------------------------------------

Total operating expenses                                            $   202,677
-------------------------------------------------------------------------------

Deduct -
  Preliminary waiver of expenses by the Administrator (Note 4)      $     1,907
  Reduction of custody fees (Note 1)                                      2,441
-------------------------------------------------------------------------------

Total                                                               $     4,348
-------------------------------------------------------------------------------

Net operating expenses                                              $   198,329
-------------------------------------------------------------------------------

Net investment income                                               $ 1,026,651
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
on Investments
--------------------------------------------------------------------------------
Net realized gain from investment transactions                      $   250,061
Net change in unrealized appreciation of investments                 (1,768,561)
-------------------------------------------------------------------------------

Net loss on investments                                             $(1,518,500)
-------------------------------------------------------------------------------

Net decrease in net assets resulting from operations                $  (491,849)
-------------------------------------------------------------------------------

                       See notes to financial statements

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1999

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets
                                                      Six Months Ended
Increase (Decrease)                                   June 30, 1999              Year Ended
in Net Assets                                         (Unaudited)                December 31, 1998
--------------------------------------------------------------------------------------------------
From operations -
   Net investment income                                 $  1,026,651             $  2,026,532
   Net realized gain from investment transactions             250,061                  412,882
   Net change in unrealized appreciation
    (depreciation) of investments                          (1,768,561)                 (20,854)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                                        $   (491,849)            $  2,418,560
--------------------------------------------------------------------------------------------------
Dividends and Distributions -
Preferred Shareholders - From net investment income      $   (141,028)            $   (321,910)
Common Shareholders - From net investment income             (860,212)              (1,718,628)
--------------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders        $ (1,001,240)            $ (2,040,538)
--------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Reinvestment of distributions to shareholders         $     21,410             $     44,199
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital
  share transactions                                     $     21,410             $     44,199
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                    $ (1,471,679)            $    422,221
--------------------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------------------
At beginning of period                                   $ 42,503,894             $ 42,081,673
--------------------------------------------------------------------------------------------------
At end of period, including undistributed net
  investment income of $49,519 and $24,108,
  respectively                                           $ 41,032,215             $ 42,503,894
--------------------------------------------------------------------------------------------------

                                 See notes to financial statements

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1999

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during each period
                                    Six Months
                                      Ended
                                     June 30,                                Year Ended December 31,
                                       1999            ------------------------------------------------------------------
                                    (Unaudited)          1998            1997          1996          1995            1994
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period (common shares)           $ 14.06           $ 13.90         $ 13.01         $ 13.24         $ 11.32        $ 14.24
-----------------------------------------------------------------------------------------------------------------------------------

Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.44(e)        $  0.88(e)      $  0.88(e)      $  0.88(e)      $  0.84        $  0.88
Net realized and unrealized
  gain (loss) on investments            (0.65)             0.16            0.89           (0.27)           1.94          (2.87)
-----------------------------------------------------------------------------------------------------------------------------------

Total from investment operations      $ (0.21)          $  1.04         $  1.77         $  0.61         $  2.78        $ (1.99)
-----------------------------------------------------------------------------------------------------------------------------------

Less Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Shareholders -
  From net investment income          $ (0.06)          $ (0.14)        $ (0.14)        $ (0.13)        $ (0.15)(c)    $ (0.12)
Common Shareholders -
  From net investment income            (0.37)            (0.74)          (0.74)          (0.71)          (0.69)         (0.81)
  Distributions in excess of
    net investment income                --                --              --              --             (0.02)          --
-----------------------------------------------------------------------------------------------------------------------------------

Total distributions                   $ (0.43)          $ (0.88)        $ (0.88)        $ (0.84)        $ (0.86)       $ (0.93)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period
  (Common shares)                     $ 13.42           $ 14.06         $ 13.90         $ 13.01         $ 13.24        $ 11.32
-----------------------------------------------------------------------------------------------------------------------------------

Per share market value, end
  of period (Common shares)           $13.688           $14.875         $13.938         $12.125         $11.125        $10.375
-----------------------------------------------------------------------------------------------------------------------------------

Total investment return at
  Market Value                          (5.49%)           12.05%          21.63%          15.61%          14.12%        (28.66%)
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
  (000 omitted)                       $41,032           $42,504         $42,082         $40,039         $40,553        $36,125
Ratio: (as a percentage of
  average total net assets)
  Expenses(d)                            0.96%(b)(f)       0.96%(b)        0.96%(b)        1.00%           1.17%(b)       1.02%(b)
  Expenses, after custodian
    fee reduction                        0.95%(b)(f)       0.95%(b)        0.95%(b)        0.98%           --             --
  Net investment income                  4.92%(b)(f)       4.79%(b)        4.95%(b)        5.12%           5.01%(b)       5.25%(b)

Ratios: (as a percentage of
  average common net assets)
  Expenses(a)(d)                         1.26%(b)(f)       1.25%(b)        1.27%(b)        1.34%           1.58%(b)       1.37%(b)
  Expenses, after custodian
    fee reduction (a)                    1.25%(b)(f)       1.24%(b)        1.26%(b)        1.32%           --             --
  Net investment income(a)               6.45%(b)(f)       6.27%(b)        6.57%(b)        6.86%           6.75%(b)       7.08%(b)
Portfolio turnover rate                    21%               28%             20%             44%             28%           123%
-----------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights summarize the impact of net investment income, gains (losses) and distributions on the Trust's net asset value per common share. Additionally, important relationships between certain financial statement items are expressed in ratio form.


(a) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflects the Trust's leveraged capital structure.

(b) Reflects expense waivers by the Advisor, Administrator, and/or Shareholder Servicing Agent during the period. If the Trust had borne all expenses for the six months ended June 30, 1999, the year ended December 31, 1998, and the year ended December 31,
    1997, net investment income per common share would have decreased by less than $0.01 during each period. If the Trust had borne all expenses for the year ended December 31, 1995, and the year ended December 31, 1994, net investment income per common share would have decreased by $0.05, and $0.04, respectively.

(c) Includes distributions in excess of net investment income of $0.003 per common share.

(d) The annualized expense ratios for the year ended December 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Trust to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the two years in the period ended
    December 31, 1995 have not been adjusted to reflect this change.

(e) Computed using average shares outstanding throughout the period.

(f) Annualized.

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1999

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 General Information and Significant Accounting Policies
-------------------------------------------------------------------------------

  The Massachusetts Health & Education Tax-Exempt Trust (the "Trust") is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Trust's investment objective is to earn a high level of current income exempt from regular Federal income taxes and Massachusetts personal income taxes consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in Massachusetts "investment grade" tax-exempt obligations issued on behalf of not-for-profit health and education institutions.

  The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, in accordance with generally accepted accounting principles.

  Securities Valuation. Municipal securities are normally valued at the mean between the quoted bid and asked prices obtained from a pricing service. Municipal securities which are not valued by a pricing service will be valued on the basis of three dealer quotes or, if such quotes are unavailable, such other available market information. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Futures and options on futures contracts traded on an exchange will be valued at last settlement price. In the event of unusual market disruptions affecting valuation, the Pricing Committee of the Trustees will be consulted.

  Securities Transactions. Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

  Interest Income. Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discounts on long term debt securities when required for federal income tax purposes.

  Federal Income Taxes. The Trust has complied and intends to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies by distributing all of its income, including any net realized gains from investments, to shareholders. Therefore, no federal income tax provision is required. In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal securities, which are exempt from regular federal and Massachusetts income taxes when received by the Trust, as exempt interest dividends.

  At December 31, 1998, the Trust for federal income tax purposes had a capital loss carryover of $3,006,142, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryovers will expire on December 31, 2002 ($1,840,489) and December 31, 2003 ($1,165,653).

  Expense Reductions. Investors Bank & Trust Company (IBT) serves the Trust as its Custodian and Transfer Agent. Pursuant to its service agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credits used to reduce IBT's fee are reported as a reduction of expenses on the statement of operations.

  Use of Estimates. The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2 Auction Preferred Shares
--------------------------------------------------------------------------------
  The Trust currently has 200 Auction Preferred Shares outstanding. The
  Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $50,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

  Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agency. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At June 30, 1999, there were no such restrictions on the Trust.

3 Distributions to Shareholders
--------------------------------------------------------------------------------
  Distributions to common shareholders are recorded on the ex-dividend date and are paid on the last business day of each month. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred
  Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on June 30, 1999 was 3.00%. For the six months ended June
  30, 1999, the Trust paid dividends to Auction Preferred shareholders amounting to $141,028, representing an average APS dividend rate for such period of 2.84% (annualized).

4 Investment Advisory Fees and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The Trust has entered into an Advisory Agreement with Eaton Vance Management ("Eaton Vance"), under which Eaton Vance will furnish the Trust with investment research and advisory services. For the six months ended June 30, 1999, the fee paid for such services amounted to $73,079 and was equivalent to 0.35% (annualized) of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

  In addition, the Trust also entered into an Administration Agreement with Eaton Vance, under which Eaton Vance will manage and administer the Trust's business affairs and, in connection therewith, furnish for use of the Trust, office space and all necessary office facilities, equipment, and personnel for administering the affairs of the Trust. For the six months ended June 30, 1999, the fee paid for such services amounted to $31,320 and was equivalent to 0.15% (annualized) of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding. During the six months ended June 30, 1999, Eaton Vance also made a preliminary reduction of the Administration fee of $1,907.

  Trustees who are not affiliates of Eaton Vance are eligible to receive an annual fee of $7,500.

5 Securities Transactions
--------------------------------------------------------------------------------
  Purchases and sales (including maturities) of portfolio securities during the six months ended June 30, 1999, aggregated $9,790,071 and $8,846,377 respectively. There were no purchases and sales of short-term municipal securities during the six months ended
  June 30, 1999.

  The identified cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at June 30, 1999, as computed for federal income tax purposes, were as follows:

  Identified cost                               $39,405,318
  ---------------------------------------------------------
  Gross unrealized appreciation                 $ 2,321,672
  Gross unrealized depreciation                     512,744
  ---------------------------------------------------------
  Net unrealized appreciation                   $ 1,808,928
  ---------------------------------------------------------

6 Capital Transactions
--------------------------------------------------------------------------------
  The Declaration of Trust allows the Trustees to issue an unlimited number of $0.01 par value shares of common stock. Transactions in common shares were as follows:

                                                Six Months          Year Ended
                                              Ended June 30,         December
                                             1999 (Unaudited)        31, 1998

  ----------------------------------------------------------------------------
  Beginning shares                                 2,311,664         2,308,508
  Shares issues pursuant to the Trust's
    dividend reinvestment plan                         1,535             3,156

  ----------------------------------------------------------------------------
  Ending shares                                    2,313,199         2,311,664

  ----------------------------------------------------------------------------

7 Annual Meeting of Shareholders
--------------------------------------------------------------------------------
  The Trust held its annual meeting of Shareholders on May 19, 1999. 2,312,228 common shares and 200 Auction Preferred Shares (APS) were outstanding on March 22, 1999, the record date for shares eligible to vote at the meeting. 2,109,397 (91.23% of the record date common shares) and 200 APS shares (100% of the record date APS shares) were represented at the meeting. The following actions were taken by the shareholders:

  ITEM 1: The election of James F. Carlin, Thomas H. Green, III, Walter B. Prince, Edward M. Murphy and James M. Storey as Trustees of the Trust. Messrs. Carlin and Green were designated the Nominees that will represent the APS shareholders:

                                    Number of
  Nominees for Trustee              Shares
  Elected by APS Shareholders       Affirmative        Withheld
  -------------------------------------------------------------------
  James F. Carlin                   200                none
  Thomas H. Green, III              200                none
  -------------------------------------------------------------------

                                    Number of
  Nominees for Trustee              Shares
  Elected by All Shareholders       Affirmative        Withheld
  -------------------------------------------------------------------

  Walter B. Prince                  2,061,144          48,453
  Edward M. Murphy                  2,091,544          18,053
  James M. Storey                   2,090,654          18,943
  -------------------------------------------------------------------

  ITEM 2: The ratification of the selection of PricewaterhouseCoopers LLP as independent accountants to the Trust for the fiscal year ending December 31, 1999.
                                    Number of
                                    Shares
  -------------------------------------------------------------------
  Affirmative                       2,093,573
  Against                               8,825
  Abstain                               7,199
  -------------------------------------------------------------------

8 Quarterly Results from Operations (Unaudited)
  ----------------------------------------------------------------------------------------------------------------------------------

                                                                   Net Realized            Net Increase
                      Gross                 Net                    and Unrealized          (Decrease) in
                      Investment            Investment             Gain (Loss) on          Net Assets from        Market Price
                      Income                Income                 Investments             Operations             on AMEX
                      ------------------    -------------------    --------------------    -------------------    ----------------
  Quarter             Total      Per        Total       Per        Total       Per         Total       Per
  Ended               (000's)    Share      (000's)     Share      (000's)     Share       (000's)     Share      High       Low
  ----------------------------------------------------------------------------------------------------------------------------------
  March 31, 1995      $  605     $0.26      $  511      $0.22      $1,939      $0.84       $2,450      $1.06      $11.875    $10.500
  June 30, 1995          593      0.26         493       0.21         265       0.12          758       0.33       11.750     10.375
  September 30, 1995     595      0.26         495       0.21         650       0.28        1,145       0.49       11.750     10.875
  December 31, 1995      592      0.25         434       0.20       1,618       0.70        2,052       0.90       11.500     10.875

  ----------------------------------------------------------------------------------------------------------------------------------
                      $2,385     $1.03      $1,933      $0.84      $4,472      $1.94       $6,405      $2.78

  ----------------------------------------------------------------------------------------------------------------------------------

  March 31, 1996      $  600     $0.26      $  507      $0.22      ($1,533)    ($0.66)     ($1,026)    ($0.44)    $12.000    $11.125
  June 30, 1996          602      0.26         508       0.22          (9)     (0.01)         499       0.21       11.750     10.875
  September 30, 1996     604      0.26         514       0.22         449       0.20          963       0.42       11.875     11.375
  December 31, 1996      602      0.26         490       0.22         496       0.20          986       0.42       12.500     11.875

  ----------------------------------------------------------------------------------------------------------------------------------
                      $2,408     $1.04      $2,019      $0.88      ($ 597)     ($0.27)     $1,422      $0.61

  ----------------------------------------------------------------------------------------------------------------------------------

  March 31, 1997      $  603     $0.26      $  509      $0.22      ($ 451)     ($0.19)     $   58      $0.03      $12.500    $12.125
  June 30, 1997          599      0.26         504       0.22       1,094       0.48        1,598       0.70       12.875     12.125
  September 30, 1997     603      0.26         503       0.22         685       0.28        1,189       0.50       13.875     12.750
  December 31, 1997      601      0.26         503       0.22         712       0.32        1,215       0.54       14.000     13.250

  ----------------------------------------------------------------------------------------------------------------------------------
                      $2,406     $1.04      $2,019      $0.88      $2,040      $0.89       $4,060      $1.77

  ----------------------------------------------------------------------------------------------------------------------------------

  March 31, 1998      $  607     $0.26      $  508      $0.22      $   68      $0.03       $  576      $0.25      $14.875    $13.875
  June 30, 1998          605      0.26         505       0.22          83       0.03          588       0.25       14.875     13.750
  September 30, 1998     609      0.26         508       0.22         563       0.25        1,071       0.47       14.938     13.750
  December 31, 1998      608      0.26         506       0.22        (322)     (0.15)         184       0.07       15.375     13.750

  ----------------------------------------------------------------------------------------------------------------------------------
                      $2,429     $1.04      $2,027      $0.88      $  392      $0.16       $2,419      $1.04

  ----------------------------------------------------------------------------------------------------------------------------------
  March 31, 1999      $  612     $0.26      $  513      $0.22      ($ 356)     ($0.15)     $  157      $0.07      $15.000    $13.938
  June 30, 1999          613      0.26         514       0.22      (1,163)     (0.50)        (649)     (0.28)      14.625     13.563

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1999

OTHER INFORMATION

From time to time in the future, the Trust may effect redemptions and/or repurchases of its Auction Preferred Shares as provided in the applicable constituent instruments or as agreed upon by the Trust and holders of Auction Preferred Shares. The Trust would generally effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.

The Massachusetts Health & Education Tax-Exempt Trust

INVESTMENT MANAGEMENT

Officers                        Board of Trustees

THOMAS J. FETTER, CFA           WALTER B. PRINCE, ESQ., CHAIRMAN
President                       Partner, Peckham, Lobel, Casey, Prince & Tye

ROBERT B. MACINTOSH, CFA        JAMES F. CARLIN
Vice President and              Chairman of the Massachusetts Board of Higher
Portfolio Manager               Education and Chairman & CEO of Carlin
                                Consolidated, Inc.
JAMES L. O'CONNOR
Treasurer                       THOMAS H. GREEN III, ESQ.
                                Director of Salomon Smith Barney, Public
ERIC G. WOODBURY, ESQ.          Finance Department
Secretary
                                EDWARD M. MURPHY
KRISTIN S. ANAGNOST             Alliance Health, Inc., and Former Executive
Assistant Treasurer and         Director of the Massachusetts Health &
Assistant Secretary             Education Facilities Authority

                                JAMES M. STOREY, ESQ.
                                Trustee, various investment companies

INVESTMENT ADVISOR AND ADMINISTRATOR
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND REGISTRAR Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116






THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
1-800-225-6265


1-619-8/99                                                             MHEFASRC